Fair Value Measurements Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014	Jun. 24, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible note receivable		$ 2,000,000
Asset Impairment Charges	$ 2,000,000	3,000,000
Senior Notes 5.875% due 2022 [Member] | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.875%
Tribune Publishing Company
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of available-for-sale securities	4,000,000	9,000,000
Cost basis of available-for-sale securities	$ 0	$ 0